Intangibles - Schedule of Intangibles, Net (Details) - USD ($)	Dec. 31, 2025	Mar. 31, 2025	Mar. 31, 2024
Schedule of Intangibles, Net [Line Items]
Intangible assets, gross	$ 2,794,251	$ 2,792,059	$ 2,443,018
Less: accumulated amortization	(1,146,120)	(810,356)	(503,335)
Intangible assets, net	1,648,131	1,981,703	1,939,683
Assets in progress [Member]
Schedule of Intangibles, Net [Line Items]
Intangible assets, gross			1,817,436
Software and game design [Member]
Schedule of Intangibles, Net [Line Items]
Intangible assets, gross	2,578,050	2,578,050	515,328
Trademarks [Member]
Schedule of Intangibles, Net [Line Items]
Intangible assets, gross	79,131	76,939	69,734
Website [Member]
Schedule of Intangibles, Net [Line Items]
Intangible assets, gross	$ 137,070	137,070	35,520
Customer Lists [Member]
Schedule of Intangibles, Net [Line Items]
Intangible assets, gross			$ 5,000